Property, Plant and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense | ¥	¥ 5.7		¥ 4.6		¥ 3.3
Impairment for property, plant and equipment (in Dollars) | $